                        [Graphic of Government Building]



--------------------------------------------------------------------------------
COLONIAL INTERMEDIATE TAX-EXEMPT FUND Semiannual report
--------------------------------------------------------------------------------
May 31, 1998




                      -----------------------------------
                      Not FDIC          May Lose Value
                      Insured           No Bank Guarantee
                      -----------------------------------

--------------------------------------------------------------------------------
                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                         DECEMBER 1, 1997 - MAY 31, 1998

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned to take advantage of the declining interest rates that characterized the early and late parts of the period. Our active portfolio management process generated competitive total returns despite significant interest rate variability during the past six months."

                                                                --William Loring

                COLONIAL INTERMEDIATE TAX-EXEMPT FUND PERFORMANCE

                                                     CLASS A   CLASS B   CLASS C
   Inception dates                                   2/1/93    2/1/93    8/1/97
--------------------------------------------------------------------------------
   Six-month distributions declared per share(1)     $0.192    $0.166    $0.184
--------------------------------------------------------------------------------
   SEC yields on 5/31/982                             3.87%     3.34%     3.80%
--------------------------------------------------------------------------------
   Taxable-equivalent SEC yields(3)                   6.41%     5.53%     6.29%
--------------------------------------------------------------------------------
   Six-month total returns, assuming                  3.19%     2.85%     3.09%
   reinvestment of all distributions and
   no sales charge or contingent
   deferred sales charge (CDSC)(4)
--------------------------------------------------------------------------------
   Net asset value per share on 5/31/98               $8.04     $8.04     $8.04

QUALITY BREAKDOWN(5)          MATURITY BREAKDOWN(5)
(as of 5/31/98)               (as of 5/31/98)
--------------------------    --------------------------------------------------


AAA ...............  54.4%    0-3 years .......   4.6%    15-20 years ....  7.4%
AA ................  17.4%    3-5 years .......   7.4%    Over
A .................  10.0%    5-7 years .......  24.1%    20 years .......  0.6%
BBB ...............  14.2%    7-10 years ......  32.0%    Cash
BB ................   0.5%    10-15 years .....  23.4%    & equivalent ...  0.5%
Non-rated .........   3.0%
Cash & equivalent .   0.5%

(1) A portion of the Fund's income may be subject to the alternative minimum tax.
(2) The 30-day SEC yields on 5/31/98 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Adviser or Distributor had not waived or borne certain Fund expenses SEC yields would have been 3.25% for Class A shares, 2.71% for Class B shares and 2.70% for Class C shares.
(3) Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.
(4) Performance results reflect any voluntary waivers or reimbursements of expenses by the Adviser or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.
(5) Quality and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the Fund is actively managed, there can be no guarantee the Fund will maintain these quality and maturity breakdowns in the future.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS


                                                    ----------------------------

                                                    [Photo of Stephen E. Gibson]

                                                    ----------------------------

In June 1998, Harold Cogger retired as president of Colonial Intermediate Tax-Exempt Fund's Board of Trustees. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial Intermediate Tax-exempt Fund for the six-month period ending may 31, 1998.

A variety of factors caused bond prices to seesaw during the period, as different sectors of the economy provided mixed signals to fixed-income investors. The economic turmoil in Southeast Asia, its potential to slow U.S. economic growth, and the possibility of interest rate increases by the Federal Reserve Board were strong contributors to price volatility. By the end of the period, fixed-income investors saw improving economic conditions. With hints that growth might slow, investors' fear of inflation was reduced. As interest rates dropped, bond prices finished on a positive note.

The tax-exempt market in which the Fund invests followed a similar pattern of movement. In addition to the trends mentioned above, supply and demand factors contributed to the rising and declining prices during the period. While the environment was a challenging one for municipal bond fund managers, the Fund posted favorable returns relative to its peers over the six-month period. The following portfolio management report expands on these issues, provides details on the Fund's strategies and performance, and offers some insight for the investment period ahead.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Intermediate Tax-Exempt Fund remains a sensible option for their investment portfolio.

Thank you for choosing Colonial Intermediate Tax-exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson
Stephen E. Gibson
President
July 10, 1998

Because market and economic conditions change, there can be no assurance that the trends described above or on the following pages will continue.
--------------------------------------------------------------------------------

                           PORTFOLIO MANAGEMENT REPORT

WILLIAM LORING is portfolio manager of Colonial Intermediate Tax-Exempt Fund and is vice president of Colonial Management Associates, Inc.

ECONOMIC AND MARKET FACTORS VARIED DURING THE PERIOD
Conditions for fixed-income investments varied during the period as the market's expectations about the economy shifted. Early on, investors focused on the economic crisis in Southeast Asia and its potential effect on the U.S. economy. Anticipation of reduced export volume to the Pacific Rim generated a widespread belief that the U.S. economy would slow down. As a result, interest rates declined and bond prices moved up. During the middle part of the period the trend was reversed, as mild winter weather resulted in earlier than typical demand for construction in the United States. Continued strength in the stock market helped create additional investor wealth, positive consumer sentiment, and ultimately, higher levels of economic growth. However, by the end of the period, growth once again settled back to more modest levels, as certain measures of industrial production declined. This, in combination with continued low inflation, reduced investors' fears that the Federal Reserve Board would raise rates to keep economic growth in check. In response, bond prices recovered nicely.

The tax-exempt bond market experienced price volatility similar to the broad bond market. Early on, a low supply of new issues along with heavy seasonal demand created a favorable environment which supported price increases for municipal bonds. However, in the early months of 1998 the market found it difficult to absorb unusually large increases in supply, and prices declined. During this period, tax-exempt yields approached those of Treasury bonds, making investments in municipal bonds relatively attractive on an after-tax basis. The increased investor demand that followed helped municipal bond prices move up strongly near the period's end.

FUND WAS POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES
Based on our long-term outlook for low inflation and modest economic growth, we structured the portfolio to take advantage of a potential decline in interest rates. As interest rates fell, our focus on bonds with good call protection and duration management had a positive effect on the Fund's performance.

By centering our attention on call-protected bonds, we sought to capitalize on an anticipated decline in interest rates. Non-callable bonds perform well when interest rates decline because issuers cannot "call" them before they mature in order to refinance their debt obligations at lower interest rates. The longer life span of these bonds makes their prices more sensitive to changes in interest rates. This can translate into relatively large price gains when interest rates fall.

Duration management is a strategy designed to help control the degree to which a fund's share price will fluctuate in response to a change in interest rates. Generally, the longer a fund's duration, the more movement you would expect to see in its share price. By maintaining a duration that was slightly longer than that of other intermediate funds, the portfolio experienced stronger share price appreciation when interest rates fell during the period.

For the six-month period ending May 31, 1998, the Fund generated a total return of 3.19% for Class A shares, based on net asset value. This compares favorably with the performance of the Fund's Lipper competitive peer group, which averaged 3.04% for the same period.(1)

SEARCH FOR VALUE COVERED WIDESPREAD TERRITORY
We focused our efforts on finding credit value in specific industry sectors and geographic regions. For example, we believe that opportunities for potential price gains may be found in certain segments of the health care industry, such as small, profitable community hospitals that represent the sole source of health care for the local population. We are also searching for opportunities in geographic regions that are experiencing improving demographic and economic trends, such as California and New York.

While the Fund did not participate in the offering, we found the new issue for the Long Island Power Authority (LIPA) noteworthy. LIPA'S debt offering in excess of $3.7 billion represented the largest issuance in the history of the municipal bond market. This deal was remarkable for several reasons. First, it represented a new issuer in the market, as LIPA was formed through the merger of the former Long Island Lighting Co. and Brooklyn Union Gas Co. Second, all three nationally recognized bond rating agencies awarded the issue an investment-grade rating despite the sheer size of the transaction. Third, the market generated sufficient demand to "oversubscribe" the issue by creating more orders than bonds available. Lastly, the issue's historic nature focused investors' attention on the municipal market, increasing demand and prices for many other tax-exempt issues.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT
Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition should keep inflation pressure low and unresolved issues in Asia ought to keep the U.S. economy from growing too fast. Market fundamentals are also positive. We expect that the current budget surplus will continue to limit the U.S. government's need to borrow money, and therefore, the need to issue Treasury securities. This may help create higher demand for alternative fixed-income investments, including municipal bonds.

Going forward, the Fund remains positioned for a declining interest rate environment. However, we anticipate some variability in interest rates over the months ahead. Therefore, we will continue to actively manage all aspects of the Fund to decrease the potential negative effects of rate volatility.

(1) Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper Intermediate Municipal Debt Funds category. The Fund's Class A share ranking is in the second quartile for the six-month period (ranked 48 out of 151 funds), in the first quartile for the one-year period (ranked 19 out of 143 funds) and in the first quartile for the five-year period (ranked 15 out of 66 funds).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         COLONIAL INTERMEDIATE TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE
                  VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                Change in Value of $10,000 from 2/1/93 - 5/31/98
                     Based on NAV and POP for Class A Shares

                      NAV            POP      LEHMAN BROTHERS
                      ---            ---      ---------------
Jan. 31, 1993       $10,000        $ 9,675        $10,000
Feb. 28, 1993        10,308          9,973         10,362
Mar. 31, 1993        10,214          9,882         10,252
Apr. 30, 1993        10,320          9,985         10,355
May 31, 1993         10,373         10,036         10,414
Jun. 30, 1993        10,535         10,193         10,588
Jul. 31, 1993        10,575         10,232         10,601
Aug. 31, 1993        10,765         10,415         10,822
Sep. 30, 1993        10,860         10,507         10,946
Oct. 31, 1993        10,888         10,534         10,967
Nov. 30, 1993        10,818         10,466         10,870
Dec. 31, 1993        11,012         10,654         11,099
Jan. 31, 1994        11,137         10,775         11,226
Feb. 28, 1994        10,886         10,533         10,935
Mar. 31, 1994        10,522         10,180         10,490
Apr. 30, 1994        10,635         10,289         10,579
May 31, 1994         10,705         10,357         10,671
Jun. 30, 1994        10,719         10,371         10,605
Jul. 31, 1994        10,836         10,484         10,800
Aug. 31, 1994        10,882         10,528         10,837
Sep. 30, 1994        10,799         10,448         10,678
Oct. 31, 1994        10,658         10,312         10,489
Nov. 30, 1994        10,487         10,146         10,299
Dec. 31, 1994        10,650         10,304         10,526
Jan. 31, 1995        10,815         10,463         10,826
Feb. 28, 1995        11,039         10,681         11,141
Mar. 31, 1995        11,162         10,799         11,269
Apr. 30, 1995        11,166         10,803         11,283
May 31, 1995         11,437         11,066         11,643
Jun. 30, 1995        11,367         10,997         11,541
Jul. 31, 1995        11,521         11,147         11,650
Aug. 31, 1995        11,674         11,295         11,798
Sep. 30, 1995        11,752         11,370         11,873
Oct. 31, 1995        11,890         11,504         12,045
Nov. 30, 1995        12,013         11,623         12,245
Dec. 31, 1995        12,075         11,683         12,363
Jan. 31, 1996        12,184         11,788         12,456
Feb. 29, 1996        12,138         11,744         12,372
Mar. 31, 1996        12,030         11,639         12,214
Apr. 30, 1996        12,015         11,625         12,179
May 31, 1996         12,000         11,610         12,175
Jun. 30, 1996        12,094         11,701         12,307
Jul. 31, 1996        12,205         11,808         12,419
Aug. 31, 1996        12,222         11,825         12,416
Sep. 30, 1996        12,335         11,934         12,590
Oct. 31, 1996        12,432         12,028         12,732
Nov. 30, 1996        12,642         12,231         12,965
Dec. 31, 1996        12,597         12,188         12,910
Jan. 31, 1997        12,616         12,206         12,935
Feb. 28, 1997        12,732         12,319         13,053
Mar. 31, 1997        12,589         12,180         12,879
Apr. 30, 1997        12,641         12,230         12,987
May 31, 1997         12,791         12,375         13,183
Jun. 30, 1997        12,925         12,505         13,323
Jul. 31, 1997        13,258         12,827         13,692
Aug. 31, 1997        13,145         12,717         13,564
Sep. 30, 1997        13,297         12,865         13,725
Oct. 31, 1997        13,350         12,916         13,813
Nov. 30, 1997        13,437         13,000         13,894
Dec. 31, 1997        13,609         13,167         14,097
Jan. 31, 1998        13,714         13,268         14,242
Feb. 28, 1998        13,735         13,288         14,247
Mar. 31, 1998        13,721         13,275         14,259
Apr. 30, 1998        13,639         13,195         14,195
May 31, 1998         13,865         13,415         14,420

                  VALUE OF A $10,000 INVESTMENT MADE ON 2/1/93
                                  As of 5/31/98
--------------------------------------------------------------------------------
       CLASS A                     CLASS B                    CLASS C
  NAV          POP            NAV        w/CDSC           NAV        w/CDSC
--------------------------------------------------------------------------------
$13,865      $13,415        $13,396      $13,396        $13,447      $13,447
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 5/31/98
--------------------------------------------------------------------------------
                 CLASS A            CLASS B               CLASS C
INCEPTION        2/1/93              2/1/93               8/1/97
              NAV     POP        NAV     W/CDSC       NAV     W/CDSC
--------------------------------------------------------------------------------
1 year       8.40%     4.88%     7.70%     3.70%     8.11%     7.11%
--------------------------------------------------------------------------------
5 years      5.97      5.28      5.29      5.29      5.37      5.37
--------------------------------------------------------------------------------
Life         6.32      5.66      5.64      5.64      5.71      5.71
--------------------------------------------------------------------------------
Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 3.25%. The CDSC returns reflect the maximum charge of 4% for one year for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Adviser or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C share performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a simular cost structure) for periods prior to its inception date. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B and C shares.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and it is not possible to invest in an index.
--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO
                     MAY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.0%                                    PAR        VALUE
----------------------------------------------------------------------------
 EDUCATION - 8.3%
  EDUCATION - 0.5%
  VT State Educational & Health Buildings
   Finance Agency,
   Norwich University, Series 1998,
                                5.750%  07/01/13         $ 100      $   103
                                                                    -------

  Student Loan - 7.8%
  NM State Educational Assistance
   Foundation,
   Series 1-A,
                                6.200%  12/01/01           400          424
  OH State Student Loan Funding Corp.,
   Series A,
                                5.750%  08/01/03           800          846
  SC State Education Assistance Authority
   Student Loan Revenue Bonds, Series 1991,
                                6.200%  09/01/99            50           51
  TX Brazos Higher Educational
   Facilities Authority,
   Series 1992-A,
                                6.600%  03/01/00           330          342
                                                                    -------
                                                                      1,663
                                                                    -------

---------------------------------------------------------------------------
 HEALTHCARE - 5.4%
  HOSPITAL - 4.5%
  AL East Health Care Authority,
   Health Care Facilities,
   Series 1993,
                                5.625%  09/01/04            50           53
  MI Dickinson County,
   Memorial Hospital System,
                                7.625%  11/01/05           275          313
  NY State Dormitory Authority,
   St. Clare's Hospital,
   Series 1998-B,
                                4.900%  02/15/09           250          250
  OH Green Springs,
   St. Francis Health Care Center,
   Series 1994-A,
                                7.000%  05/15/04           100          107
  PA Philadelphia Hospitals and Higher
   Educational Facilities, Temple
   University Hospital, Series 1993,
                                5.750%  11/15/99           100          102
  TX Health Facilities Development
   Corp. Hospital, All Saints Episcopal
   Hospitals, Series 1993-A,
                                5.800%  08/15/04            80           86
  TX Tarrant County Health Facilities
   Development Corp. Hospital, Fort
   Worth Osteopathic Hospital, Series 1993,
                                5.800%  05/15/04            50           54
                                                                    -------
                                                                        965
                                                                    -------
  NURSING HOME - 0.9%
  KY Jefferson County Health Facilities,
   Beverly Enterprises, Inc., Series 1985-B,
                                9.750%  08/01/07            90           97
  MA State Industrial Finance Agency,
   Belmont Home Care Project,
   Series A,
                                7.970%  01/01/99           100          101
                                                                    -------
                                                                        198
                                                                    -------

---------------------------------------------------------------------------
 HOUSING - 7.3%
  MULTI-FAMILY - 1.4%
  MA State Housing Finance Agency,
   Series 1992-C,
                                6.350%  05/15/03           200          214
  NJ State Housing and Mortgage Finance
   Agency,
                                6.500%  05/01/03            85           91
                                                                    -------
                                                                        305
                                                                    -------
  SINGLE FAMILY - 5.9%
  MD Montgomery County Housing Commission,
   Series A,
                                5.750%  07/01/13           250          264
  NE State Investment Authority,
   Series C,
                                5.650%  09/01/07           495          522
  NH State Housing Finance Authority,
   Single Family Mortgage, Series 1990-A,
                                6.850%  07/01/98           155          155
  RI Housing and Mortgage Finance
   Corporation, Homeownership
   Opportunity, Series 6-B:
                                6.500%  04/01/03           100          106
                                6.500%  10/01/03           200          212
                                                                    -------
                                                                      1,259
                                                                    -------

----------------------------------------------------------------------------
 OTHER - 8.4%
  Refunded/Escrowed (a)
  IL State Health Facilities Authority,
   Edgewater Medical Center,
   Series A,
                                9.250%  07/01/24         $ 100        $ 127
  OH Cuyahoga County,
   Meridia Health System,
                                6.300%  08/15/06           890        1,015
  OH Olmstead Falls Local School District,
                                6.850%  12/15/11           550          641
                                                                    -------
                                                                      1,783
                                                                    -------

----------------------------------------------------------------------------
 OTHER REVENUE - 1.0%
  Retail
  IA State Finance Authority,
   Mason City Shopping Center,
                                8.500%  12/01/04            50           53
  OH Lake County,
   North Madison Properties,
   Series 1993,
                                8.069%  09/01/01            65           70
  VA Virginia Beach Development Authority,
   SC Diamond Associates, Inc.,
                                8.000%  12/01/10            75           84
                                                                    -------
                                                                        207
                                                                    -------

----------------------------------------------------------------------------
 RESOURCE RECOVERY - 2.9%
  DISPOSAL - 0.5%
  MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
                                9.000%  09/01/05            90          100
                                                                    -------

  RESOURCE RECOVERY - 2.4%
  FL Lake County Resources Industrial
   Development, NRG / Recovery Group,
   Series 1993-A,
                                5.400%  10/01/03           500          508
                                                                    -------

----------------------------------------------------------------------------
 TAX-BACKED - 40.2%
  LOCAL APPROPRIATED - 0.3%
  AZ Phoenix Civic Improvement Corporation,
   Waste Water Lease, Series 1993,
                                5.750%  07/01/04            50           54
                                                                    -------
  Local General Obligations - 22.5%
  AZ Maricopa County Unified School
   District No. 69, Paradise Valley,
   Series 1995,
                                6.350%  07/01/10           500          583
  AZ Phoenix General Obligation,
                                6.125%  07/01/03           250          273
  HI Honolulu City & County,
   Series 1995,
                                6.000%  11/01/10           500          565
  ID Kootenai County School District No. 271,
                                6.000%  07/30/09           250          283
  IL Chicago, General Obligation,
                                6.300%  01/01/05           250          278
  MI Berkley,
   City School District,
                                7.000%  01/01/09           500          602
  MN West St. Paul,
   Independent School District No. 197,
                              (b)       02/01/04           500          392
  NY New York City,
   Series 1997 A,
                                7.000%  08/01/06           850          985
  OH Oak Hills Local School District,
                                5.650%  12/01/07           250          273
  OH Strongsville, Public Improvement,
                                6.000%  12/01/06           500          559
                                                                    -------
                                                                      4,793
                                                                    -------
  SPECIAL NON-PROPERTY TAX - 1.0%
  LA Sulphur Public Import Sales and Use
   Tax, Series 1993-ST,
                                5.650%  04/01/04            50           54
  NY State Local Government Assistance Corp.,
   Series C,
                                6.000%  04/01/12           150          169
                                                                    -------
                                                                        223
                                                                    -------
  SPECIAL PROPERTY TAX - 1.6%
  MN Duluth Economic Development Authority,
   Series 1998 A:
                              (b)       02/01/06           245          173
                              (b)       08/01/06           245          170
                                                                    -------
                                                                        343
                                                                    -------
  STATE APPROPRIATED - 10.9%
  KS State Development Authority,
   Lease Juvenile Detention Facility
   Project,  Series 1992-H,
                                5.750%  06/01/02            60           63
  NY New York Dormitory Authority:
  New York City University, Series A,
                                5.625%  07/01/16           500          541
   State University of New York,
   Series 1989 B,
                                7.100%  05/15/01           100          107
  NY State Urban Development Corp.:
                                5.750%  04/01/11           500          538
                                6.250%  04/01/02           500          532
  OH State Higher Education Commission,
   Series II-B,
                                5.750%  11/01/04           500          543
                                                                    -------
                                                                      2,324
                                                                    -------
  STATE GENERAL OBLIGATIONS - 3.9%
  NJ State, General Obligation,
   Series D,
                              (b)       02/15/04            90           70
  TX State,
   Series A,
                                5.800%  10/01/04           500          544
  WA State,
   Series B,
                                6.000%  06/01/05           200          220
                                                                    -------
                                                                        834
                                                                    -------

----------------------------------------------------------------------------
 TRANSPORTATION - 10.5%
  AIRPORT - 0.3%
  CO Denver City & County
   Airport System, Series 1992-C,
                                6.250%  11/15/00            50           52
                                                                    -------
  TOLL FACILITIES - 7.6%
  CA Foothill Eastern Transportation
   Corridor Agency, State Toll Road,
   Senior Lien, Series A,
                              (b)       01/01/04           500          385
  IN State Transportation Finance Authority,
   Series 1993 A,
                                5.250%  06/01/09           600          637
  KY State Turnpike Authority, Economic
   Development Revitalization Projects,
   Series 1992,
                                5.500%  01/01/01            50           52
  OH State Turnpike Commission,
   Series 1996 A,
                                6.000%  02/15/06           500          553
                                                                    -------
                                                                      1,627
                                                                    -------
  TRANSPORTATION - 2.6%
  DC Metropolitan Area Transit Authority,
                                6.000%  07/01/07           250          279
  WA Port of Seattle,
   Series A,
                                6.000%  10/01/08           250          280
                                                                    -------
                                                                        559
                                                                    -------

----------------------------------------------------------------------------
 UTILITY - 14.0%
 INDIVIDUAL POWER PRODUCER - 2.6%
 CA Sacramento Cogeneration
  Authority,
   Procter & Gamble Project,
                                6.500%  07/01/14           500          549
                                                                    -------
  JOINT POWER AUTHORITY - 5.8%
  AZ Salt River Project, Agricultural
   Improvement & Power District, Series A:
                                5.750%  01/01/07           250          274
                                6.000%  01/01/05           500          548
  NC State Municipal Power Agency,
   Catawba Electric No. 1,
   Series 1998 A,
                                5.000%  01/01/08           305          315
  TX State Municipal Power Agency,
                              (b)       09/01/15           250          103
                                                                    -------
                                                                      1,240
                                                                    -------
  MUNICIPAL ELECTRIC - 0.2%
  WA Grant County Public Utilities,
   District Number 002,
   Electric System, Series 1993-E,
                                5.300%  01/01/03            50           52
                                                                    -------
  WATER & SEWER - 5.4%
  AZ State Central Water Conservation District,
   Central Arizona Project, Series A,
                                5.500%  11/01/08         $ 250        $ 271
  TX Houston Water & Sewer System,
   Series C,
                                5.900%  12/01/05           800          878
                                                                    -------
                                                                      1,149
                                                                    -------
  TOTAL INVESTMENTS (cost of $19,649)(c)                             20,890
                                                                    -------

SHORT-TERM OBLIGATIONS - 0.5%
-----------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (d)
  NM Farmington Poll,
                                3.950%  09/01/24           100          100
                                                                    -------

OTHER ASSETS & LIABILITIES, NET - 1.5%                                  313
-----------------------------------------------------------------------------

NET ASSETS - 100.0%                                                 $21,303
                                                                    =======

NOTES TO INVESTMENT PORTFOLIO:
-----------------------------------------------------------------------------
(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(b) Zero coupon bond.
(c) Cost for federal income tax purposes is the same.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 1998.

See notes to financial statements

                       STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $19,649)                              $ 20,890
Short-term obligations                                                100
                                                                 --------
                                                                    20,990
Cash                                                $  86
Receivable for:
  Interest                                            354
Receivable due from Adviser                             9
Other                                                   2             451
                                                    -----        --------
    Total Assets                                                   21,441
LIABILITIES
Payable for:
  Distributions                                        80
  Fund shares repurchased                              55
Accrued:
  Deferred Trustees fees                                1
Other                                                   2
                                                    -----
    Total Liabilities                                                 138
                                                                 --------
NET ASSETS                                                       $ 21,303
                                                                 ========


Net asset value & redemption price per share -
Class A ($11,093/1,380)                                          $   8.04
                                                                 ========
Maximum offering price per share - Class A
($8.04/0.9675)                                                   $   8.31(a)
                                                                 ========
Net asset value & offering price per share -
Class B ($9,897/1,231)                                           $   8.04(b)
                                                                 ========
Net asset value & offering price per share -
Class C ($313/39)                                                $   8.04(b)
                                                                 ========
COMPOSITION OF NET ASSETS
Capital paid in                                                  $ 20,469
Undistributed net investment income                                    28
Accumulated net realized loss                                        (435)
Net unrealized appreciation                                         1,241
                                                                 --------
                                                                 $ 21,303
                                                                 ========

(a) On sales of $100,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                            $ 554

EXPENSES
Management fee                                             $ 58
Service fee                                                  21
Distribution fee - Class B                                   33
Distribution fee - Class C                                  (a)
Transfer agent                                               17
Bookkeeping fee                                              14
Trustees fee                                                  5
Custodian fee                                                 1
Audit fee                                                     9
Legal fee                                                     2
Registration fee                                             16
Reports to shareholders                                       3
Amortization of deferred
  organization expenses                                       3
Other                                                         1
                                                           ----
                                                            183
Fees and expenses waived or borne by
   the Adviser                                              (69)      114
                                                           ----     -----
       Net Investment Income                                          440
                                                                    -----
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                                  12
Closed futures contracts                                    (29)
                                                           ----
   Net realized loss                                                  (17)
Net unrealized appreciation
  during the period on:
Investments                                                 212
Open futures contracts                                       10
                                                           ----
   Net unrealized appreciation                                        222
                                                                    -----
          Net Gain                                                    205
                                                                    -----
Increase in Net Assets from Operations                              $ 645
                                                                    =====

(a) Rounds to less than one. See notes to financial statements.
See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  (Unaudited)
                                                   Six months      Year ended
(in thousands)                                    ended May 31     November 30
                                                  ------------     -----------
INCREASE (DECREASE) IN NET ASSETS                     1998           1997(a)
Operations:
Net investment income                               $    440        $  1,003
Net realized gain (loss)                                 (17)            228
Net unrealized appreciation (depreciation)               222             (24)
                                                    --------        --------
    Net Increase from Operations                         645           1,207
Distributions:
From net investment income - Class A                    (254)           (522)
From net investment income - Class B                    (212)           (486)
From net investment income - Class C                      (6)             (2)
                                                    --------        --------
                                                         173             197
                                                    --------        --------
Fund Share Transactions:
Receipts for shares sold - Class A                     1,549           1,767
Value of distributions reinvested - Class A              143             273
Cost of shares repurchased - Class A                  (1,020)         (4,276)
                                                    --------        --------
                                                         672          (2,236)
                                                    --------        --------
Receipts for shares sold - Class B                       278             379
Value of distributions reinvested - Class B              134             345
Cost of shares repurchased - Class B                    (866)         (3,645)
                                                    --------        --------
                                                        (454)         (2,921)
                                                    --------        --------
Receipts for shares sold - Class C                       321             100
Value of distributions reinvested - Class C                3               1
Cost of shares repurchased - Class C                    (112)              -
                                                    --------        --------
                                                         212             101
                                                    --------        --------
    Net Increase (Decrease) from
        Fund Share Transactions                          430          (5,056)
                                                    --------        --------
        Total Increase (Decrease)                        603          (4,859)
NET ASSETS
Beginning of period                                   20,700          25,559
                                                    --------        --------
End of period (including undistributed
  net investment income of $28 and
  $57, respectively)                                $ 21,303        $ 20,700
                                                    ========        ========

(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                   (Unaudited)
                                                   Six months      Year ended
                                                  ended May 31     November 30
                                                  ------------     -----------
(in thousands)                                         1998           1997(a)
NUMBER OF FUND SHARES
Sold - Class A                                           194             221
Issued for distributions reinvested - Class A             18              38
Repurchased - Class A                                   (127)           (548)
                                                    --------        --------
                                                          85            (289)
                                                    --------        --------
Sold - Class B                                            35              48
Issued for distributions reinvested - Class B             17              44
Repurchased - Class B                                   (108)           (465)
                                                    --------        --------
                                                         (56)           (373)
                                                    --------        --------
Sold - Class C                                            40              13
Issued for distributions reinvested - Class C             (b)             (b)
Repurchased - Class C                                    (14)              -
                                                    --------        --------
                                                          26              13
                                                    --------        --------

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
In the opinion of management of Colonial Intermediate Tax-Exempt Fund (the
Fund), a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with moderate volatility, by pursuing current income exempt from federal income tax and opportunities for appreciation from a portfolio primarily invested in investment-grade, intermediate-term municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective August 1, 1997, the Fund began offering Class C shares which are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $75,021 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and were amortized on a straight-line basis over five years.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.55% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 1997 and continuing through calendar year 1997, the Transfer Agent fee was reduced by 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended May 31, 1998 the Fund has been advised that the Distributor retained net underwriting discounts of $882 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1,719 and $500 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.20% annually of the Fund's net assets as of 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.65% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.20% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets. Through December 31, 1997, the expense limit was 0.40% of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
INVESTMENT ACTIVITY: For the six months ended May 31, 1998, purchases and sales of investments, other than short-term obligations, were $998,874 and $868,081, respectively.

Unrealized appreciation (depreciation) at May 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

                 Gross unrealized appreciation                 $ 1,240,994
                 Gross unrealized depreciation                           -
                                                               -----------
                         Net unrealized appreciation           $ 1,240,994
                                                               ===========

CAPITAL LOSS CARRYFORWARDS: At November 30, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   Year of                              Capital loss
                 expiration                             carryforward
                 ----------                             ------------
                    2003                                  $239,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of thefuture direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  LINE OF CREDIT
-------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 1998.

                            FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                     (Unaudited)
                                               Six months ended May 31
                                          -----------------------------------
                                                         1998
                                          Class A       Class B       Class C
                                          -------       -------       -------
Net asset value -
   Beginning of period                    $7.980        $7.980        $7.980
                                          ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                  0.180         0.154         0.172(b)
Net realized and unrealized gain           0.072         0.072         0.072
                                          ------        ------        ------
   Total from Investment Operations        0.252         0.226         0.244
                                          ------        ------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                (0.192)       (0.166)       (0.184)
                                                        ------        ------
Net asset value -
   End of period                           8.040        $8.040        $8.040
                                          ------        ------        ------
Total return (c)(d)(e)                      3.19%         2.85%         3.09%
                                          ======        ======        ======

RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                             0.77%         1.42%         0.97(b)
Fees and expenses waived
   or borne by the Adviser (f)(g)           0.65%         0.65%         0.65%
Net investment income (f)(g)                4.48%         3.83%         4.28%(b)
Portfolio turnover (e)                         4%            4%            4%
Net assets at end of period (000)         $11,093       $9,897        $  313


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to:
                                          $ 0.026       $0.026        $0.026
(b) Net of fees waived by the Distributor which amounted to $0.036 per share and 0.45% annualized.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  Annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                  Year ended November 30
                                          -------------------------------------
                                                         1997
                                          Class A       Class B      Class C(b)
                                          -------       -------      ----------
Net asset value -
   Beginning of period                    $7.880        $7.880        $8.000
                                          ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                  0.388         0.337         0.121
Net realized and unrealized gain (loss)    0.093         0.093        (0.019)(c)
                                          ------        ------        ------
   Total from Investment Operations        0.481         0.430         0.102
                                          ------        ------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                (0.381)       (0.330)       (0.122)
                                          ------        ------        ------
Net asset value -
   End of period                          $7.980        $7.980        $7.980
                                          ======        ======        ======
Total return (d)(e)                        6.29%         5.60%         1.29%(f)
                                          ======        ======        ======

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                               0.60%         1.25%         0.80%(h)
Fees and expenses waived
    or borne by the Adviser (g)            0.85%         0.85%         0.97%(h)
Net investment income (g)                  4.84%         4.19%         4.55%(h)
Portfolio turnover                           31%           31%           31%
Net assets at end of period (000)        $10,330       $10,269       $  101

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                    $ 0.073       $ 0.073       $ 0.073
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized
(g) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share in 1997 only. Prior year ratios are net of benefits received, if any.
(h) Annualized

                          FINANCIAL HIGHLIGHTS - CONT.

                       Year ended                        Year ended
                       November 30                       November 30
                ------------------------           -------------------------
                         1996                               1995
                Class A         Class B            Class A           Class B
                -------         -------            -------           -------

                $ 7.850         $ 7.850            $ 7.210           $ 7.210
                -------         -------            -------           -------

                  0.375           0.324              0.387             0.338
                  0.022           0.022              0.641             0.641
                -------         -------            -------           -------
                  0.397           0.346              1.028             0.979
                -------         -------            -------           -------


                 (0.367)         (0.316)            (0.388)           (0.339)
                -------         -------            -------           -------

                $ 7.880         $ 7.880            $ 7.850           $ 7.850
                =======         =======            =======           =======
                  5.23%           4.55%             14.56%            13.82%
                =======         =======            =======           =======

                  0.60%           1.25%              0.36%             1.01%

                  0.72%           0.72%              0.96%             0.96%
                  4.75%           4.10%              5.03%             4.38%
                    20%             20%                69%               69%

               $ 12,479        $ 13,080            $13,317          $ 14,820


                $ 0.057         $ 0.057            $ 0.074           $ 0.074

           FINANCIAL HIGHLIGHTS - CONT.

   Selected data for a share of each class outstanding throughout each period are as follows:

                                            Year ended November 30
                                   ---------------------------------------
                                         1994                 1993(b)
                                   Class A  Class B      Class A   Class B
                                   -------  -------      -------   -------
Net asset value -
   Beginning of period             $7.810   $7.810       $7.500    $7.500
                                   ------   ------       ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)           0.366    0.317        0.305     0.263
Net realized and
unrealized gain (loss)             (0.596)  (0.596)       0.302     0.302
                                   ------   ------       ------    ------
   Total from Investment
      Operations                   (0.230)  (0.279)       0.607     0.565
                                   ------   ------       ------    ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net
 investment income                 (0.370)  (0.321)      (0.297)   (0.255)
                                   ------   ------       ------    ------
Net asset value -
   End of period                   $7.210   $7.210       $7.810    $7.810
                                   ======   ======       ======    ======
Total return (c)(d)               (3.05)%  (3.68)%        8.18%(e)  7.61%(e)
                                   ======   ======       ======    ======
RATIOS TO AVERAGE NET ASSETS
Expenses                            0.20%    0.85%        0.20%(f)  0.85%(f)
Fees and expenses waived
 or borne by the Adviser            1.07%    1.07%        1.33%(f)  1.33%(f)
Net investment income               4.85%    4.20%        4.53%(f)  3.88%(f)
Portfolio turnover                    26%      26%           5%(f)     5%(f)
Net assets at end
of period (000)                   $16,791  $14,138      $14,700   $9,396

(a)  Net of fees and expenses waived or borne by the Adviser which amounted to:
                                  $ 0.080  $ 0.080      $ 0.090   $0.090
(b) The Fund commenced investment operations on February 1, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Intermediate Tax-Exempt Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Intermediate Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Intermediate Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objective and operating policies of the Fund and with the most recent copy of our Performance Update.

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


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